Financial risk management - Movements on the hedging reserve (Details) - GBP (£)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Movements on the hedging reserve
Reserve of cash flow hedges, beginning balance	£ (31,724,000)	£ (32,989,000)	£ 4,729,000
Movement recognized in other comprehensive income (loss), reserve of cash flow hedges
Foreign exchange differences on hedged currency risks	6,338,000	(11,874,000)	(49,808,000)
Reclassified to income statement	14,395,000	4,765,000	4,047,000
Fair value movement	5,145,000	9,055,000	(12,264,000)
Tax impact	(21,892,000)	(681,000)	20,307,000
Movement recognized in other comprehensive income (loss)	3,986,000	1,265,000	(37,718,000)
Reserve of cash flow hedges, ending balance	(27,738,000)	(31,724,000)	(32,989,000)
Movements on hedging reserve before tax
Reserve of cash flow hedges, before tax, beginning balance	(48,807,000)	(50,753,000)	7,272,000
Movement recognized in other comprehensive income (loss), reserve of cash flow hedges, before tax
Foreign exchange differences on hedged currency risks	6,338,000	(11,874,000)	(49,808,000)
Reclassified to income statement	14,395,000	4,765,000	4,047,000
Fair value movement	5,145,000	9,055,000	(12,264,000)
Movement recognized in other comprehensive income (loss)	25,878,000	1,946,000	(58,025,000)
Reserve of cash flow hedges, before tax, ending balance	(22,929,000)	(48,807,000)	(50,753,000)
Movements on hedging reserve tax
Reserve of cash flow hedges, tax, beginning balance	17,083,000	17,764,000	(2,543,000)
Movement recognized in other comprehensive income (loss), reserve of cash flow hedges, tax
Movement recognized in other comprehensive income (loss)	(21,892,000)	(681,000)	20,307,000
Reserve of cash flow hedges, tax, ending balance	(4,809,000)	17,083,000	17,764,000
Currency risk
Movement recognized in other comprehensive income (loss), reserve of cash flow hedges
Foreign exchange differences on hedged currency risks	6,522,000	(11,998,000)	(49,808,000)
Reclassified to income statement	14,272,000	5,040,000	1,382,000
Movements on hedging reserve before tax
Reserve of cash flow hedges, before tax, beginning balance	(48,001,000)	(41,043,000)	7,383,000
Movement recognized in other comprehensive income (loss), reserve of cash flow hedges, before tax
Foreign exchange differences on hedged currency risks	6,522,000	(11,998,000)	(49,808,000)
Reclassified to income statement	14,272,000	5,040,000	1,382,000
Movement recognized in other comprehensive income (loss)	20,794,000	(6,958,000)	(48,426,000)
Reserve of cash flow hedges, before tax, ending balance	£ (27,207,000)	(48,001,000)	(41,043,000)
Currency risk | US dollar
Movement recognized in other comprehensive income (loss), reserve of cash flow hedges, tax
Percentage of reasonably possible change in risk assumption	10.00%
Increase (decrease) in reserve of cash flow hedges before tax due to reasonably possible strengthening of GBP against currency	£ 21,154,000	20,966,000
Increase (decrease) in reserve of cash flow hedges before tax due to reasonably possible weakening of GBP against currency	(25,855,000)	(25,625,000)
Interest rate risk
Movement recognized in other comprehensive income (loss), reserve of cash flow hedges
Reclassified to income statement			2,665,000
Fair value movement	5,145,000	9,055,000	(12,264,000)
Movements on hedging reserve before tax
Reserve of cash flow hedges, before tax, beginning balance	(655,000)	(9,710,000)	(111,000)
Movement recognized in other comprehensive income (loss), reserve of cash flow hedges, before tax
Reclassified to income statement			2,665,000
Fair value movement	5,145,000	9,055,000	(12,264,000)
Movement recognized in other comprehensive income (loss)	5,145,000	9,055,000	(9,599,000)
Reserve of cash flow hedges, before tax, ending balance	£ 4,490,000	(655,000)	(9,710,000)
Movement recognized in other comprehensive income (loss), reserve of cash flow hedges, tax
Percentage of reasonably possible change in risk assumption	1.00%
Other price risk
Movement recognized in other comprehensive income (loss), reserve of cash flow hedges
Foreign exchange differences on hedged currency risks	£ (184,000)	124,000
Reclassified to income statement	123,000	(275,000)
Movements on hedging reserve before tax
Reserve of cash flow hedges, before tax, beginning balance	(151,000)	0	0
Movement recognized in other comprehensive income (loss), reserve of cash flow hedges, before tax
Foreign exchange differences on hedged currency risks	(184,000)	124,000
Reclassified to income statement	123,000	(275,000)
Movement recognized in other comprehensive income (loss)	(61,000)	(151,000)
Reserve of cash flow hedges, before tax, ending balance	£ (212,000)	£ (151,000)	£ 0